Offsets	Jun. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Medallion Financial Corp.
Form or Filing Type	S-3
File Number	333-272806
Initial Filing Date	Jun. 21, 2023
Fee Offset Claimed	$ 12,120.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000.00
Termination / Withdrawal Statement	See footnote 5 above.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Medallion Financial Corp.
Form or Filing Type	S-3
File Number	333-231705
Filing Date	May 23, 2019
Fee Paid with Fee Offset Source	$ 12,120.00